Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions Textual [Abstract]
Advance from related party	$ 7,941	$ 75,199	$ 75,199
Advisory services and SEC filing services costs	20,255
Tech Associates [Member]
Related Party Transactions Textual [Abstract]
Advisory services and SEC filing services costs	$ 2,833
Common stock issued for compensation	30,000